Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Promotional incentives remittance period after transactions	2 months
Intangible assets with indefinite useful lives	$ 0
Leases of low-value asset leases and short term leases using recognition exemption	The standard includes two recognition exemptions: “low value” asset leases and short-term leases (the Group uses this exemption for all leases with a term of twelve months or less). In such cases, lease payments are recognized as an expense on a straight-line basis over the lease term
Bottom of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Budgets and forecast calculations period	5 years
Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Budgets and forecast calculations period	9 years